Note 19 - Condensed Parent Company Statements (Detail) - Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net Income	$ 1,943,859	$ 3,835,639	$ 1,130,771
Items not requiring (providing) cash:
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	887,894	(4,120)	569,548
Net cash provided by (used in) operating activities	12,257,863	7,753,993	12,758,873
Cash Flows From Financing Activities
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Redemption of preferred stock	(5,000,000)
Net cash used in financing activities	9,669,616	(36,741,331)	(56,214,977)
Decrease in cash	15,089,323	12,428,753	(18,871,368)
Cash and Cash Equivalents	41,663,405	26,574,082	14,145,329
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	183,449	(163,480)	507,668
Income tax expense (credit) related to other items of comprehensive income	5,603	617,676	86,041
Comprehensive income (loss) of Bank	1,953,400	2,783,920	1,277,273
Parent Company [Member] | Beginning of Period [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents	781,432	1,197,553	2,813,094
Parent Company [Member] | End of Period [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents	681,509	781,431	1,197,553
Parent Company [Member]
Cash Flows From Operating Activities
Net Income	1,943,859	3,835,639	1,130,771
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	3,584,658	(3,527,417)	(2,081,340)
Deferred income taxes		38,834
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	147,929	104,176	103,787
Income taxes payable/refundable	(435,000)	(217,833)	(104,143)
Accrued expenses	9,058	(59,682)	(18,376)
Net cash provided by (used in) operating activities	5,657,369	487,108	(759,901)
Cash Flows From Financing Activities
Stock options exercised	12,388
Cash dividends paid on common and preferred stock	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Repayment of advances from subsidiary	500		900
Redemption of preferred stock	(5,000,000)
Net cash used in financing activities	(5,757,292)	(903,230)	(855,640)
Decrease in cash	(99,923)	(416,122)	(1,615,541)
Cash and Cash Equivalents	681,509	781,432
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	8,652	(15,658)	12,872
Income tax expense (credit) related to other items of comprehensive income	3,200	(5,794)	4,763
Other comprehensive income (loss)	5,452	(9,864)	8,109
Comprehensive income (loss) of Bank	4,089	(1,041,855)	138,393
TOTAL COMPREHENSIVE INCOME	$ 1,953,400	$ 2,783,920	$ 1,277,273